Investment in Limited Partnership (Details)	12 Months Ended
	Dec. 31, 2020 USD ($)	Dec. 31, 2020 CNY (¥)	Jun. 30, 2021 USD ($)	Jun. 30, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Investment In Debt Security [Abstract]
Invested amount	$ 15,589,966	¥ 101,724,531
Investment interest rate	8.00%				8.00%
Long-term Debt, Term	5 years				5 years
Carrying value of investment			$ 16,382,693		¥ 15,736,927
Investment principal balance	$ 15,589,966		15,755,124	¥ 101,724,531	¥ 101,724,531
Interest receivable	146,961		627,569
Debt security			$ 479,045